SHARE-BASED PAYMENTS	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
Employee Stock Ownership Plan 2019 and Employee Stock Ownership Plan 2023
The objectives of the Employee Stock Ownership Plan 2019 (“2019 ESOP”) and the Employee Stock Ownership Plan 2023 (“2023 ESOP”) are to align the interest of the shareholders and key employees in order to increase the value of the Company in the long-term, and to commit key employees to the Company. The 2019 ESOP and 2023 ESOP provide for awards in the form of stock options to the Group’s key employees, and it is an equity-settled arrangement.
The maximum number of options under the 2019 ESOP and 2023 ESOP that may be granted is 3.0% and 1.2% respectively of all of the Company’s issued and outstanding shares.
Subject to a participant’s continued employment, options granted under the 2019 ESOP and 2023 ESOP will vest upon satisfaction of vesting conditions set out in an award agreement and an exit event (a public offering of the shares of the Company or a sale of a controlling majority of the shares in the Company or Amer Sports Corporation or any of its holding companies or the sale of the majority of the business assets of the Group) (the “exit event”).
In addition to an exit event, 35% of the options granted are time-vested, which vest evenly on an annual basis over 3 to 5 years, 65% of the options granted are with Group and/or brand performances.
The vesting of the options is subject to an exit event, which is a non-market performance condition. Share-based payment expenses for equity-settled awards and cash-settled awards have been recognized for the year ended December 31, 2023, as management deemed the public offering of the shares of the Company probable as of December 28, 2023. The expenses were booked against Other reserves for the equity-settled awards and against Other liabilities for the cash-settled awards, which reflected the vesting through the date the awards became probable of being earned.
Prior to the vesting of the option awards under the 2019 ESOP and 2023 ESOP plans, the Company made modification of the terms of the awards.
On December 28, 2023, the Company modified certain stock options under the 2019 ESOP and 2023 ESOP plans to increase the exercise price, with cash compensation payable upon vesting. For cash-settled awards, the modified terms have been reflected in the remeasurement of the liability as of December 31, 2023. On January 4, 2024, the exercise price currency of all options was converted from EUR to USD. On January 22, 2024, the Company removed the choice of settlement between cash and equity for certain employees. Thus, those options will be settled in equity instruments of the Company. On January 29, 2024, certain options granted with Group performance vesting conditions were modified to lower the threshold for vesting of certain options upon IPO.
The incremental fair value of the modified options at the dates of the modifications was determined based on a Monte Carlo simulation model. For equity-settled awards, the incremental compensation cost will be recognized as an expense over the remaining vesting period, starting from the modification date. For cash-settled awards, the modified terms have been reflected in the remeasurement of the liability as of June 30, 2024.
2019 ESOP:

The following table summarizes the activity of share options under the 2019 ESOP during the six months ended June 30, 2024.

	Number of options	Weighted average exercise price
Outstanding at January 1, 2024	11,499,819	$9.40
Granted during the year	-	$—
Forfeited during the year	(491,955)	$10.74
Exercised during the year	-	$—

Outstanding at June 30, 2024	11,007,864	$9.34
Exercisable at June 30, 2024	—	—

The options outstanding had a remaining weighted average contractual life of 5.5 years and 6.0 years at June 30, 2024 and December 31, 2023, respectively.

2023 ESOP:
The following table summarizes the activity of share options under the 2023 ESOP during the six months ended June 30, 2024.

	Number of options	Weighted average exercise price
Outstanding at January 1, 2024	3,411,636	$11.68
Granted during the year	-	$—
Forfeited during the year	(25,887)	$10.47
Exercised during the year	-	$—

Outstanding at June 30, 2024	3,385,749	$11.69
Exercisable at June 30, 2024	—	—
The options outstanding had a remaining weighted average contractual life of 5.5 years and 6.0 years at June 30, 2024 and December 31, 2023, respectively.

Fair value of options granted
The fair value of the options has been measured using a Monte Carlo simulation model. Service and non-market performance conditions attached to the options were not taken into account in measuring fair value. The market performance condition was taken into account in measuring fair value. Equity-settled awards are measured on the grant date while cash-settled awards are remeasured until settlement.
The inputs used in the measurement of the fair values of equity-settled awards at the respective modification dates and the re-measurement of the fair values of cash-settled awards at the period end dates were as follows:

2019 ESOP:	Equity-settled awards Fair value at re-measurement dates:	Cash settled awards remeasured fair value at June 30, 2024
Cash compensation payable of group performance based options	N/A	$0.22 - $4.92
Fair value of underlying share at re-measurement dates	$13.00 - $18.94	N/A
Exercise price	$7.70 - $12.63	N/A
Expected volatility	39.8% - 44.4%	42.2%
Expected life	1.03 - 5.19 years	0.09 - 1.75 years
Expected dividends	0%	0%
Risk-free interest rate	4.0% - 4.8%	4.6%

2023 ESOP:	Equity-settled awards Fair value at re-measurement dates:	Cash settled awards remeasured fair value at June 30, 2024
Cash compensation payable of group performance based options	N/A	$0.23 - $3.69
Fair value of underlying share at re-measurement dates	$13.00 - $18.94	N/A
Exercise price	$7.70 - $14.19	N/A
Expected volatility	39.8% - 43.6%	42.2%
Expected life	1.03 - 3.61 years	0.09 - 1.75 years
Expected dividends	0%	0%
Risk-free interest rate	4.1% - 4.8%	4.6%
Expected volatility has been based on the historical volatility of the comparable companies’ share price, particularly over the historical period commensurate with the expected life of the options.
Amer Sports, Inc. 2024 Omnibus Incentive Plan
On January 31, 2024, the Board approved the Amer Sports, Inc. 2024 Omnibus Incentive Plan (the “Omnibus Incentive Plan”) which provides for restricted share units (“RSU”) including incentive stock options, nonqualified stock options, share appreciation rights, restricted shares, restricted share units, performance awards, other cash-based awards and other share-based awards. Under the Omnibus Incentive Plan, the Company is authorized to issue up to 38,759,968 shares.

The Company made grants of restricted share units that generally vest ratably over a period of three years, subject to continued employment of the recipients. The Company also made grants of performance share units ("PSUs"), which generally vest at the end of a three-year period, subject to continued employment and the achievement of certain revenue and Adjusted EBITDA targets.
The following table summarizes the activity in restricted share units and performance share units for employees and non-employee directors during the six months ended June 30, 2024.

	Restricted Share Units		Performance Share Units
	Number of units	Weighted Average Grant Date Fair Value	Number of units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2024	-	$-	-	$-
Granted during the year	1,090,627	$13.63	1,993,174	$14.56
Vested during the year	-	$-	-	$-
Forfeited during the year	(5,668)	$13.64	(6,299)	$14.55

Outstanding at June 30, 2024	1,084,959	$13.63	1,986,875	$14.56

The Company recorded expenses amounting to $3.9 million for the six months ended June 30, 2024 for RSUs and PSUs granted under the Omnibus Incentive Plan.